Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42469
Entity Registrant Name	Uni-Fuels Holdings Limited
Entity Central Index Key	0002021688
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15 Beach Road
Entity Address, Address Line Two	Beach Centre #05-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189677
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Trading Symbol	UFG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,350,000
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	22,650,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15 Beach Road
Entity Address, Address Line Two	Beach Centre #05-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189677
City Area Code	+65
Local Phone Number	6027 1250
Contact Personnel Name	Koh Kuan Hua